Derivative Instruments - Interest Rate Swap Agreements (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 90,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (8,965,000)
Weighted-Average Remaining Term (Years)	2 years 8 months 12 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 100,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (5,817,000)
Weighted-Average Remaining Term (Years)	1 year
Fixed Interest Rate	5.30%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 168,750,000
Fair Value /Carrying Amount of Assets (Liability)	$ (34,567,000)
Weighted-Average Remaining Term (Years)	13 years
Fixed Interest Rate	5.20%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 64,268,000
Fair Value /Carrying Amount of Assets (Liability)	$ (2,661,000)
Weighted-Average Remaining Term (Years)	5 years 7 months 6 days
Fixed Interest Rate	2.80%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 320,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (15,112,000)
Weighted-Average Remaining Term (Years)	3 months 18 days
Fixed Interest Rate	2.90%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 117,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (1,341,000)
Weighted-Average Remaining Term (Years)	3 years
Fixed Interest Rate	1.70%
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal amount	$ 241,798,000
Fair Value /Carrying Amount of Assets (Liability)	$ (35,674,000)
Weighted-Average Remaining Term (Years)	5 years
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (104,137,000)